Investments And Other Assets (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of joint operations [line items]
Schedule of Investments

7. INVESTMENTS AND OTHER ASSETS
	2019	2018
	$	$
Publicly traded companies	-	615
Investments in private entities	37	45
	37	660

Loss on Sale of Investments

Carrying amount at August 31, 2018	615
Share of equity at disposition date	46
Share of other comprehensive loss of associate	(13)
Dividends received to disposition date	(10)
Carrying value at disposition date	638

Proceeds on disposal, net of transaction costs	526
Reclassification of accumulated gain from other comprehensive income related to the sale of an associate	(3)
Loss on sale of investment	109

Corus [Member]
Disclosure of joint operations [line items]
Schedule of Interests in Associates
	Nine months ended	Year ended
	May 31, 2019	August 31, 2018
Revenue	1,310	1,647
Net income (loss) attributable to:
Shareholders	133	(784)
Non-controlling interest	19	26
	152	(758)
Other comprehensive income, attributable to shareholders	(40)	25
Comprehensive income (loss)	112	(733)
Equity income from associates, excluding goodwill impairment	46	84
Impairment of investment in associate(1)	–	(284)
Equity income (loss) from associates(2)	46	(200)
Other comprehensive income from equity accounted associates(2)	(13)	10
	33	(190)
(1) The Company assessed its investment in Corus for indicators of impairment, which included a significant and sustained decrease in the share price as well as the recording by Corus of an impairment charge against their goodwill and broadcast license intangibles, and found that there was evidence that impairment had occurred. The Company compared the recoverable amount to the carrying value and determined that an impairment charge of $284 was required. The recoverable amount was determined based on the value in use of the investment.
(2) The Company’s share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the nine-month period ended May 31, 2019 and year ended August 31, 2018.